Common Stock and Additional Paid-in Capital - Issuance of common shares (Details) $ / shares in Units, $ in Thousands	2 Months Ended		5 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Mar. 11, 2016	Feb. 14, 2013 USD ($) shares	Jun. 04, 2015 USD ($) shares	Aug. 13, 2015 USD ($) shares	Oct. 29, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 30, 2015 shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) shares	Oct. 04, 2013 USD ($)
Net proceeds from common stock issuance | $						$ 0		$ 421,911	$ 23,438
Common stock shares issued						28,326,566		28,242,566
Par value of common shares | $ / shares						$ 0.01		$ 0.01
Proceeds from Divestiture of Interest in Consolidated Subsidiaries | $						$ 0		$ 0	122,960
Noncontrolling Interest, Increase from Subsidiary Equity Issuance | $						$ 1,266		$ (1,267)	$ 122,960
Subsequent Event
Reverse Stock Split	1-for-25 reverse stock split of the Company's common shares
Stockholders Rights Agreement
Stockholders Rights Agreement Description						The Company's Board of Directors declared a dividend payable of one preferred share purchase right, ("Right"), to purchase one one-thousandth of a share of the Company's Series A Participating Preferred Stock for each outstanding common share.
Number of Rights exercised						0
Executive Officer
Treasury Stock, Shares, Acquired							720
5% Convertible Notes
Debt Instrument, Face Amount | $					$ 700,000
5% Convertible Notes | Repurchase of indebtedness
Net proceeds from common stock issuance | $					$ 332,852
Own Share Lending Agreement
Treasury Stock, Shares, Acquired								1,444,000
Ocean Rig
Sale Of Subsidiarys Common Stock		7,500,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries | $		$ 122,960
Assets, Net | $		2,950,992
Noncontrolling Interest, Increase from Subsidiary Equity Issuance | $		$ 45,542
Before the reverse stock split
Common stock shares issued						708,164,321		706,064,321
Before the reverse stock split | Executive Officer
Treasury Stock, Shares, Acquired							18,000
Before the reverse stock split | Own Share Lending Agreement
Treasury Stock, Shares, Acquired								36,100,000
$120,000 unsecured facility | Ocean Rig | Loan from Affilliate
Ownership in Ocean Rig			4,444,444
Number of Ocean Rig shares pledged as security			20,555,556
Debt Facility Amount Exchanged | $			$ 40,000
$120,000 Exchangeable Promissory Note | Ocean Rig | Loan from Affilliate
Ownership in Ocean Rig				17,777,778
Debt Facility Amount Exchanged | $				$ 80,000
At-the-market offering
Sale Of Subsidiarys Common Stock								888,394	275,689
Net proceeds from common stock issuance | $								$ 90,016	$ 23,655
Common stock shares issued					10,000,000
Par value of common shares | $ / shares					$ 0.01
At-the-market offering | George Economou
Net proceeds from common stock issuance | $					$ 80,000
Common stock shares issued					2,285,680
At-the-market offering | Before the reverse stock split
Sale Of Subsidiarys Common Stock								22,209,844	6,892,233
Common stock shares issued					250,000,000
Price per common share | $ / shares					$ 1.4
At-the-market offering | Before the reverse stock split | George Economou
Common stock shares issued					57,142,000
Universal Shelf Registration Statement
Value of Common Share For Sale Under Universal Shelf Registration Payment | $										$ 200,000